UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

Premise Capital Diversified Tactical ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 99.6%
	Emerging Market Equity — 9.8%
84,339	iShares Core MSCI Emerging Markets ETF	$4,534,065
	High Yield Bonds — 5.1%
46,688	Xtrackers USD High Yield Corporate Bond ETF	2,351,675
	Inflation Protected Bonds — 1.3%
5,142	iShares TIPS Bond ETF	599,403
	International Equity — 29.3%
170,555	iShares Core MSCI EAFE ETF	11,127,008
75,037	SPDR S&P International Small Cap ETF	2,390,679
		13,517,687
	U.S. Equity — 50.2%
22,369	iShares Core S&P Small-Cap ETF	1,875,641
58,079	Schwab U.S. REIT ETF	2,669,311
50,848	SPDR S&P 500 ETF Trust +	16,365,937
5,958	SPDR S&P MidCap 400 ETF Trust	2,236,514
		23,147,403
	U.S. Fixed Income — 0.7%
2,782	iShares Core U.S. Aggregate Bond ETF	312,613
	U.S. Treasury Bonds — 3.2%
10,861	iShares 20+ Year Treasury Bond ETF	1,471,448
	TOTAL EXCHANGE TRADED FUNDS (Cost $42,033,424)	45,934,294

	SHORT-TERM INVESTMENT - 1.1%
529,689	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.49% *	529,689
	TOTAL SHORT-TERM INVESTMENTS (Cost $529,689)	529,689
	TOTAL INVESTMENTS - 100.7% (Cost $42,563,113)	46,463,983
	Liabilities in Excess of Other Assets - (0.7)%	(310,995)
	NET ASSETS - 100.0%	$46,152,988

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

+
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

*	Rate shown is the annualized seven-day yield as of December 31, 2019.

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$45,934,294	$-	$-	$45,934,294
Short-Term Investments	529,689	-	-	529,689
Total Investments in Securities	$46,463,983	$-	$-	$46,463,983
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended December 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)         /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date        2/18/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date        2/18/20

By (Signature and Title)*       /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date        2/18/20

Print the name and title of each signing officer under his or her signature.